FORWARED PURCHASE AGREEMENT - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022	Jan. 23, 2023
Disclosure of detailed information about business combination [line items]
Funds paid for the shares	$ 86,500
Funds paid for the shares		$ 1,362
Proceeds From Issuing of Shares	$ 86,500
Cash transferred			$ 10,000
Equity interests of acquirer			8,400
Vellar Opportunity Fund Spv Llc [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer			$ 1,600
Vellar Opportunity Fund Spv Llc [Member] | Forward Purchase Agreement [Member] | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Risk-free rate	4.30%	4.27%
Volatility	50.00%	50.00%
Contractual time		2.824
Share price	$ 8.29